Restricted cash	12 Months Ended
Dec. 31, 2018
Restricted cash
Restricted cash

22.        Restricted cash

	12/31/18	12/31/17	12/31/16
	USD’000	USD’000	USD’000
Non-current	—	13,438	20,080
Current(1)	592,290	336,043	337,699
	592,290	349,481	357,779

(1)

As of December 31, 2018, the current restricted cash consisted of US$185.8 million (December 31, 2017:  US$14.9 million and December 31, 2016:  US$2.9 million) of bank time deposits, which was pledged against letters of credit and short-term borrowings.

As of December 31, 2018, the current restricted cash consisted of US$406.5 million (December 31, 2017:  US$235.3 million and December 31, 2016: US$191.9 million) of government funding received, within which US$404.2 million was mainly for the reimbursement of research and development expenses to be incurred.